Intangible Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible Assets
18	INTANGIBLE ASSETS

The movement in intangible assets and the related accumulated amortization as of December 31, 2016, 2017 and 2018 is as follows:

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2016
Cost	192,227	96,751	716,125	82,134	42,761	326,723	3,623	13,288	15,425	1,489,057
Accumulated amortization and impairment	(21,995)	(217)	(298,232)	(57,940)	(32,543)	(192,460)	(3,623)	—	(3,761)	(610,771)

Net carrying amount	170,232	96,534	417,893	24,194	10,218	134,263	—	13,288	11,664	878,286

Net initial carrying amount	170,232	96,534	417,893	24,194	10,218	134,263	—	13,288	11,664	878,286
Additions	—	—	118,222	—	16,477	17,772	—	—	19,255	171,726
Acquisition of subsidiary – Adexus (Note 33 a)	930	9,088	6,090	12,822	—	—	—	—	4,203	33,133
Transfers from assets under construction (Note 17)	—	—	—	—	—	—	—	—	1,257	1,257
Reclasifications	—	—	5,258	—	345	—	—	—	(5,603)	—
Disposals – net cost	—	—	(1,395)	—	—	(2,395)	—	—	—	(3,790)
Amortization	—	—	(28,206)	(4,376)	(8,043)	(40,918)	—	—	(1,200)	(82,743)
Impairment loss	(38,680)	(15,628)	—	—	—	—	—	—	—	(54,308)
Translations adjustments	12,038	3,672	(102)	171	1,024	—	—	—	(78)	16,725

Net final carrying amount	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

At December 31, 2016
Cost	205,195	109,511	844,213	95,127	60,607	342,100	3,623	13,288	34,294	1,707,958
Accumulated amortization and impairment	(60,675)	(15,845)	(326,453)	(62,316)	(40,586)	(233,378)	(3,623)	—	(4,796)	(747,672)

Net carrying amount	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2017
Cost	205,195	109,511	844,213	95,127	60,607	342,100	3,623	13,288	34,294	1,707,958
Accumulated amortization and impairment	(60,675)	(15,845)	(326,453)	(62,316)	(40,586)	(233,378)	(3,623)	—	(4,796)	(747,672)

Net cost	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

Net initial cost	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286
Additions	—	—	38,156	5,274	3,330	49,698	—	—	20,832	117,290
Capitalization of interest	—	—	26,015	—	—	—	—	—	—	26,015
Deconsolidation, net	(3,524)	—	(17,354)	—	(21)	—	—	—	(2,767)	(23,666)
Transfers from assets under construction (Note 17)	—	—	(11,217)	—	2,761	5,008	—	—	3,617	169
Derecognition - cost	—	—	(537)	—	(1,572)	—	—	—	(355)	(2,464)
Amortization	—	—	(24,609)	(4,189)	(8,091)	(46,695)	—	—	(2,973)	(86,557)
Impairment	(20,068)	(29,541)	—	—	—	—	—	—	—	(49,609)
Translations adjustments	(4,124)	975	13	369	1,196	—	—	—	177	(1,394)

Net final cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070

At December 31, 2017
Cost	197,547	110,486	841,229	98,607	59,913	396,806	3,623	13,288	55,701	1,777,200
Accumulated amortization and impairment	(80,743)	(45,386)	(313,002)	(64,342)	(42,289)	(280,073)	(3,623)	—	(7,672)	(837,130)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2018
Cost	197,547	110,486	841,229	98,607	59,913	396,806	3,623	13,288	55,701	1,777,200
Accumulated amortization and impairment	(80,743)	(45,386)	(313,002)	(64,342)	(42,289)	(280,073)	(3,623)	—	(7,672)	(837,130)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070

Net initial cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070
Additions	—	—	23,803	—	3,267	68,544	—	—	5,067	100,681
Capitalization of interest expenses	—	—	3,361	—	—	—	—	—	—	3,361
Desconsolidation, net	(20,086)	(8,358)	(22,758)	(8,909)	(10,153)	—	—	—	(1,863)	(72,127)
Transfers from assets under construction (Note 17)	—	—	—	—	199	—	—	—	(199)	—
Derecognition - cost	—	—	(16)	—	(1,941)	(4,126)	—	—	—	(6,083)
Amortization	—	—	(50,776)	(7,996)	(5,834)	(41,930)	—	—	(5,536)	(112,072)
Translations adjustments	(3,430)	(4,301)	199	(303)	830	—	—	—	270	(6,735)

Net final cost	93,288	52,441	482,040	17,057	3,992	139,221	—	13,288	45,768	847,095

At December 31, 2018
Cost	174,031	97,097	836,254	85,482	16,177	461,224	3,623	13,288	54,644	1,741,820
Accumulated amortization and impairment	(80,743)	(44,656)	(354,214)	(68,425)	(12,185)	(322,003)	(3,623)	—	(8,876)	(894,725)

Net cost	93,288	52,441	482,040	17,057	3,992	139,221	—	13,288	45,768	847,095

a)	Goodwill

Management reviews the results of its businesses on the basis of the type of economic activity carried on. At December 31, the goodwill of the cash-generating units (CGUs) is distributed as follows:

	2016	2017	2018
Engineering and construction	98,587	75,051	71,621
Electromechanical	20,737	20,737	20,737
Mining and construction services	13,366	13,366	—
IT equipment and services	5,102	930	930
Telecommunications services	6,728	6,720	—

	144,520	116,804	93,288

As a result of management’s annual impairment tests on goodwill, the recoverable amount of cash-generating units was determined on the basis of the greater their value in use and fair value less disposal costs. The value in use was determined on the basis of expected future cash flows generated by the evaluation of CGUs.

As a result of these assessments, an impairment was identified in 2016 and 2017 in two CGU’s, Vial y Vives-DSD, and Morelco S.A. and was accounted for as of December 31st, 2016 and 2017, respectively. The impairment loss was generated due to the decrease in the expected cash flows, as a result of the reduction of the contracts linked to the backlog. The amount of the impairment impacted the goodwill for S/20.1 million in 2017 (S/38.7 million in 2016). No impairment was identified during 2018.

The main assumptions used by the Group to determine fair value less disposal costs and value in use are as follows:

	Engineering and construction	Electro- mechanical	IT equipment and services	Telecommu- nication services
	%	%	%	%
2016
Gross margin	9.50% - 12.99%	11.10%	15.00% - 23.19%	11.75%
Terminal growth rate	3.00% - 4.00%	2.00%	2.00% - 3.00%	3.00%
Discount rate	9.66% - 12.72%	11.01%	21.74%	10.02%
2017
Gross margin	9.50%	8.00%	20.83%	4.26%
Terminal growth rate	3.00%	2.00%	2.90%	3.00%
Discount rate	11.18%	11.48%	10.17%	4.02%
2018
Gross margin	12.67%	7.63%	20.00%	—
Terminal growth rate	3.00%	2.00%	2.90%	—
Discount rate	12.55%	11.44%	15.39%	—

These assumptions have been used for the analysis of each CGUs for a period of 5 years.

Management determines budgeted gross margins based on past results and market development expectations. Average growth rates are consistent with those prevailing in the industry. The discount rates used are pre-tax or post-tax, as applicable, and reflect the specific risks associated with the CGUs evaluated.

b)	Trademarks

This item mainly includes the brands acquired in the business combination processes with Vial y Vives S.A.C. (S/75.4 million) in August 2013, Morelco S.A.S. (S/33.33 million) in December 2014 and Adexus S.A. (S/9.1 million) in August 2016. Management determined that the brands from Vial y Vives, Morelco and Adexus have indefinite useful lives; consequently, annual impairment tests are performed on these intangible assets as explained in paragraph a) above.

As a result of these evaluations, as of December 31, 2017, and 2016, the Vial y Vives - DSD brand partially deteriorated, the amount of the impairment was S/29.5 million and S/15.6 million respectively. It was not necessary to evaluate the impairment of goodwill in Stracon GyM S.A. because in March 2018 the Company sold its interest (87.59%) for a total of US$76.8 million (equivalent to S/248.8 million), generating a profit of S/41.9 million.

The main assumptions used by the Group to determine fair value less cost of sales are as follows:

	Engineering and construction		IT Equipment Services
	Morelco	Vial yVives- DSD	Adexus
	%	%	%
2016
Average revenue growth rate	14.39%	24.53%	12.60%
Terminal growth rate	3.00%	4.00%	3.00%
Discount rate	11.85%	9.87%	16.05%
2017
Average revenue growth rate	9.60%	25.00%	9.19%
Terminal growth rate	3.00%	4.00%	3.00%
Discount rate	11.18%	14.80%	16.63%
2018
Average revenue growth rate	12.25%	19.58%	17.93%
Terminal growth rate	3.00%	3.00%	2.90%
Discount rate	12.55%	14.00%	12.40%

c)	Concessions

The intangibles of Norvial S.A. as of December 31, 2018, mainly comprise: i) the EPC Contract for S/70 million (S/78 million as of December 31, 2017), ii) the construction of the second section of the “Ancon-Huacho-Pativilca” highway and the cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72% for S/19 million and S/3 million, respectively (S/331 million and S/26 million, respectively as of December 31, 2017 at interest rates between 7.14% and 8.72%), iii) road improvement for S/20 million (S/17 million as of December 31, 2017), iv) Implementation for road safety for S/4 million (S/4 million as of December 31, 2017), v) capitalization of the work of the second roadway for S/310 million (there was no movement as of December 31, 2017), (vi) disbursements for land adquisition for S/5 million (S/5 million as of December 31, 2017), (vii) Other intangible assets contracted for the delivery process of the S/5 million Concession (S/4 million as of December 31, 2017). During 2018 debt costs of S/3 million have been capitalized (S/26 million in 2017). See Note 2.20.

d)	Cost of well’s development

Through one of its subsidiaries, GMP S.A., the Group operates and extracts oil from two fields (Lot I and Lot V) located in the province of Talara, in northern Peru. Both fields are operated under long-term service contracts in which the Group provides hydrocarbon extraction services to Perupetro.

On December 10, 2014, the Peruvian State granted the subsidiary GMP S.A. the right to exploit for 30 years the oil lots III and IV (owned by the Peruvian State - Perupetro) located in the Talara basin, Piura, of 230 and 330 wells, respectively. The total expected investment in both lots amounts to US$350 million; operations began in April 2015.

As part of the Group’s obligations under the service contracts, it is necessary to incur certain costs to prepare the wells located in Lots I, III, IV and V. These costs are capitalized as part of the intangible assets with a value of S/68 million during 2018 (S/99 million in 2017 and S/80 million in 2016), which includes the capitalization of the provision for dismantling wells for S/3 million (S/50 million during 2017).

The lots are amortized on the basis of the useful lives of the wells (determined as five years for lots I and V and units produced for lots III and IV), which is less than the total service contract period with Perupetro.

e)	Amortization of intangible assets

Amortization of intangibles is broken down in the income statement as follows:

	2016	2017	2018
Cost of sales and services (Note 27)	59,682	67,381	98,318
Administrative expenses (Note 27)	4,890	3,002	4,856
(+) Amortization discontinued operations	18,171	16,174	8,898

	82,743	86,557	112,072